Vessel Revenue and Voyage Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Vessel Revenue and Voyage Expenses [Abstract]
Demurrage income	$ 254	$ 0	$ 0
Despatch expense	83	0	0
Vessel Revenue and Voyage Expenses [Abstract]
Vessel revenues, net of commissions	155,519	164,881	107,036
Accounts receivable trade, net	871	404
Deferred revenue, current	4,934	2,094
Deferred revenue, non-current	0	67
Voyage expenses	5,524	3,297	2,851
Spot Charter [Member]
Vessel Revenue and Voyage Expenses [Abstract]
Vessel revenues, net of commissions	3,030	0	0
Voyage expenses	1,564	0	0
Time Charter [Member]
Vessel Revenue and Voyage Expenses [Abstract]
Vessel revenues, net of commissions	152,489	164,881	107,036
Accounts receivable trade, net	871	404
Voyage expenses	$ 3,960	$ 3,297	$ 2,851
Revenues [Member] | Customer Concentration Risk [Member] | Customers Accounting for More than 10% of Revenues [Member]
Vessel Revenue and Voyage Expenses [Abstract]
Concentration risk percentage	82.00%	68.00%	83.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Vessel Revenue and Voyage Expenses [Abstract]
Concentration risk percentage	32.00%	34.00%	28.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Vessel Revenue and Voyage Expenses [Abstract]
Concentration risk percentage	20.00%	22.00%	25.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Vessel Revenue and Voyage Expenses [Abstract]
Concentration risk percentage	17.00%	0.00%	0.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Vessel Revenue and Voyage Expenses [Abstract]
Concentration risk percentage	13.00%	12.00%	18.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Vessel Revenue and Voyage Expenses [Abstract]
Concentration risk percentage	0.00%	0.00%	12.00%